Deferred Taxation - Summary of Balances for Which Deferred Tax Assets Have Not Been Recognised (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Deferred taxation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Tax losses carried forward	¥ 54	¥ 67
Other deductible temporary differences	7	27
Total unrecognised deferred tax assets	61	94
Temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Tax losses carried forward	217	267
Other deductible temporary differences	30	126
Total unrecognised deferred tax assets	¥ 247	¥ 393